RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2013
RELATED PARTY TRANSACTIONS
Schedule of related party transactions associated with LSMS agreement and other related transactions

	As of and for the Years Ended September 30,
	2013	2012	2011
Loan purchasing:
Loans purchased from CBD	$235,076,964	$239,616,353	$251,013,073

Management and record keeping services:
Monthly servicing to CBD (1)	$31,381,573	$33,820,834	$33,609,257
Monthly relationship fee to CBD (2)	4,759,230	5,084,245	5,173,367
Monthly management fee to MCFC (3)	674,200	750,000	750,000
Total management and record keeping services	$36,815,003	$39,655,079	$39,532,624

Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	$3,401,220	$3,276,540	$3,630,526
Tax payments to MCFC	7,431,763	9,844,816	13,727,467
Dividends paid to MCFC	24,618,033	6,773,313	8,845,387
Expenses reimbursed to MCFC (4)	979,300	745,932	472,776
Total other transactions	$36,430,316	$20,640,601	$26,676,156

(1) Monthly servicing fee to CBD was 0.68% of outstanding principal for the six months ended September 30, 2013.  Prior to April 1, 2013, the monthly servicing fee was 0.7% of outstanding principal.

(2) Monthly relationship fee to CBD is equal to $2.82 for each loan owned at June 21, 2013 for the three months ended September 30, 2013.  Prior to June, 21, 2013, the monthly relationship fee was $2.82 for each loan owned at the prior fiscal year end.

(3) $750,000 annual maximum for fiscal years 2013, 2012 and 2011.

(4) $1,640,000 annual maximum for fiscal year 2013, plus 7% per annum thereafter.